Events occurring after the reporting period	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period

26.	Events occurring after the reporting period

There were no significant events that occurred after the financial year ended June 30, 2025, which require adjustment to the financial statements.

However, the following non-adjusting events occurred subsequent to the reporting period:

a)	In July 2025, the Company has appointed NLA DFK Assurance PAC as its new auditor, in place of Onestop Assurance PAC.

b)	In July 2025, the Company has put on hold the plan for the acquisition of Bitcoin in exchange for the issue of ordinary shares in the Company.

c)	In July 2025, Basel Medical Group Pte Ltd has made 60% investments in SSOC Novena Pte. Ltd., SSOC Orchard Pte. Ltd. and SSOC Farrer Park Pte. Ltd. In September 2025, 7% of these investments in each of the 3 companies has been sold to external party, such that the company holds 53% of the share capital in each of the 3 companies.

d)	In July 2025, the Company’s subsidiary, Pharma Avenue Pte Ltd, increased its share capital to 100,000 shares.

e)	In August 2025, Mr Tan Boon Chye (Darren) was appointed as the Chief Commercial Officer of the Company. In the same month, Mr Vincent Teo resigned as Chief Partnership Officer from the Company.

f)	In September 2025, Eyetrust Medical Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 65% of the ordinary shares.

g)	In September 2025, the Company’s subsidiary, Bethesda Medical Pte Ltd, has fully disposed its investment in associate company, Cereza Bethesda Medical Pte Ltd.

h)	In October 2025, Chartered Imaging Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 100% of the ordinary shares.

i)	In October 2025, Basel Medical Group Pte Ltd has obtained a S$3,000,000 term loan facility for a 3 year tenor.

j)	The major shareholder, Rainforest Capital VCC has agreed to provide financial support for at least 12 months from the date of the auditor’s report.